UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Intermediate Municipal Income ETF (TAXE)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Intermediate Municipal Income ETF ("the fund") for the period of July 9, 2024 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$8	0.24%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,531
  Number of Portfolio Holdings85
  Investment Advisory Fees Paid (000s)$16
  Portfolio Turnover Rate91.6%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.2%
AA Rated	33.4
A Rated	32.9
BBB Rated	17.2
BB Rated	4.6
B Rated	0.3
Not Rated	5.4

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	27.1%
Transportation	21.3
Housing	10.3
General Obligations - State	6.9
Education	5.5
Water & Sewer	4.7
Special Tax	4.7
Leasing	3.8
Electric	3.3
Other	12.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Intermediate Municipal Income ETF (TAXE)

Principal Listing Exchange: Nasdaq Stock Market LLC

202412-4074666

ETF1133-052 12/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$36,541	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2024
T. ROWE PRICE
TAXE	Intermediate Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

7/9/24(1) Through
10/31/24
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2)(3)	0.57
Net realized and unrealized gain/loss	0.06
Total from investment activities	0.63
Distributions
Net investment income	(0.56)
NET ASSET VALUE
End of period	$ 50.07
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	1.26%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.24%(5)
Net expenses after waivers/payments by Price Associates	0.24%(5)
Net investment income	3.58%(5)
Portfolio turnover rate	91.6%
Net assets, end of period (in thousands)	$ 22,531

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

October 31, 2024
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 101.5%
ALABAMA 3.6%
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49	220	236
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	235	235
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	330	344
		815
ALASKA 0.8%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	172
		172
ARIZONA 3.5%
Chandler IDA, Series 2022-2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (1)	265	272
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	524
		796
CALIFORNIA 6.4%
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	451
California School Finance Auth., Series A, 5.00%, 7/1/27 (2)	100	104
California School Finance Auth., Series A, 5.00%, 7/1/28 (2)	100	105
California Statewide CDA, Series A, 5.00%, 5/15/30	220	229
California Statewide CDA, Series A, 5.00%, 9/2/39	330	342
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (1)	205	209
		1,440
COLORADO 4.1%
Colorado, Series A, GO, 5.00%, 9/1/31	545	576
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58	160	171

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62	165	170
		917
CONNECTICUT 3.6%
Connecticut, Series A, 5.00%, 7/1/39	650	727
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	75	75
		802
DELAWARE 3.7%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	416
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	25
Kent County, Series A, 5.00%, 7/1/32	375	384
		825
DISTRICT OF COLUMBIA 1.2%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	70	71
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (1)	195	210
		281
FLORIDA 5.4%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	265	282
Florida Dev. Fin., Series A, 5.00%, 2/15/31	200	203
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (1)	500	539
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	202
		1,226
GEORGIA 9.4%
Atlanta Department of Aviation, Series C, 5.00%, 7/1/29 (1)	500	532
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (3)(4)	500	561
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health System, 5.00%, 10/15/30	250	272

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)	510	543
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/30	205	219
		2,127
HAWAII 2.5%
City & County of Honolulu, Series A, GO, 5.00%, 7/1/42	500	553
		553
IDAHO 4.2%
Idaho HFA, Series A, 5.00%, 3/1/30	410	446
Idaho HFA, Series D, 5.50%, 12/1/26	500	506
		952
ILLINOIS 8.3%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (1)	220	232
Chicago O'Hare Int'l Airport, Series A, 5.00%, 1/1/33	165	170
Illinois, Series A, GO, 5.00%, 10/1/30	215	226
Illinois, Series B, GO, 5.00%, 10/1/32	425	445
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B, VRDN, 4.00%, 7/15/55	800	800
		1,873
INDIANA 1.1%
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	255
		255
KENTUCKY 0.7%
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	50	51
Kentucky Public Energy Auth., Series A-1, VRDN, 5.00%, 5/1/55	100	106
		157

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
LOUISIANA 0.2%
Louisiana Local Gov't Environmental Facilities & CDA, 3.50%, 11/1/32	50	49
		49
MARYLAND 5.0%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
City of Rockville MD, Series A1, 5.00%, 11/1/30	90	91
Maryland CDA, Series A, 1.75%, 3/1/30	495	435
Maryland CDA, Series B, 3.00%, 9/1/34	50	46
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	240
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	228
		1,116
MASSACHUSETTS 0.5%
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (2)	100	101
		101
MISSOURI 1.7%
HEFA of Missouri, Mercy Health, Series A, 5.00%, 6/1/28	365	389
		389
NEW HAMPSHIRE 2.2%
New Hampshire HEFA, Series B, VRDN, 3.30%, 6/1/40	500	502
		502
NEW JERSEY 7.1%
New Jersey EFA, Series A, 5.00%, 7/1/25	50	50
New Jersey EFA, Stevens Institute of Technology International, Series A, 5.00%, 7/1/33	100	106
New Jersey HCFFA, Series A, 5.00%, 7/1/33	550	572
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	290	305

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/36	500	559
		1,592
NEW YORK 2.6%
Metropolitan Transportation Auth., Series C1, 5.00%, 11/15/24	375	375
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (1)	200	200
		575
NORTH CAROLINA 3.2%
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	248
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	156
North Carolina Turnpike Auth., 5.00%, 1/1/36 (5)	300	316
		720
PENNSYLVANIA 0.8%
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (1)	185	189
		189
PUERTO RICO 2.8%
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	57	63
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	250	245
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	28	19
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	305	302
		629
SOUTH CAROLINA 0.6%
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	125	131
		131

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
TENNESSEE 1.2%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	90	93
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	184
		277
TEXAS 6.1%
Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series B, VRDN, 4.05%, 12/1/59	200	200
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	386
North Texas Tollway Auth., Second Tier, Series A, 5.00%, 1/1/34 (Prerefunded 1/1/25) (6)	250	251
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	79
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (1)	160	171
Texas Transportation Commission, Central Texas Turnpike, Series A, 5.00%, 8/15/39	265	281
		1,368
VIRGINIA 7.3%
Fairfax County Water Auth. Revenue, 4.00%, 4/1/42	500	502
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	190	198
Prince William County IDA, 5.00%, 1/1/26	75	75
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	325	278
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (1)	200	200
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (1)	170	181
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (1)	225	217
		1,651

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
WASHINGTON 1.3%
Port of Seattle, Series A, 5.00%, 5/1/33 (1)	285	293
		293
WISCONSIN 0.4%
PFA, Series A, 5.00%, 5/15/30 (2)	100	101
		101
Total Municipal Securities (Cost $22,862)		22,874
Total Investments 101.5% of Net Assets (Cost $22,862)		$22,874

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $411 and represents 1.8% of net assets.
(3)	Insured by Build America Mutual Assurance Company
(4)	When-issued security.
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Prerefunded date is used in determining portfolio maturity.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

October 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $22,862)	$22,874
Interest and dividends receivable	285
Cash	91
Total assets	23,250
Liabilities
Payable for investment securities purchased	714
Investment management and administrative fees payable	5
Total liabilities	719
NET ASSETS	$22,531
Net Assets Consists of:
Total distributable earnings (loss)	$9
Paid-in capital applicable to 450,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	22,522
NET ASSETS	$22,531
NET ASSET VALUE PER SHARE	$50.07
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    STATEMENT OF OPERATIONS

($000s)
7/9/24 Through
10/31/24
Investment Income (Loss)
Interest income	$263
Investment management and administrative expense	16
Net investment income	247
Realized and Unrealized Gain / Loss
Net realized loss on securities	(3)
Change in net unrealized gain / loss on securities	12
Net realized and unrealized gain / loss	9
INCREASE IN NET ASSETS FROM OPERATIONS	$256
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
7/9/24 Through
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$247
Net realized loss	(3)
Change in net unrealized gain / loss	12
Increase in net assets from operations	256
Distributions to shareholders
Net earnings	(247)
Capital share transactions*
Shares sold	22,522
Increase in net assets from capital share transactions	22,522
Net Assets
Increase during period	22,531
Beginning of period	-
End of period	$22,531
*Share information
Shares sold	450
Increase in shares outstanding	450
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on July 9, 2024. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On October 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $42,559,000 and $20,091,000, respectively, for the period ended October 31, 2024.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
Tax-exempt income	$247
At October 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$22,862
Unrealized appreciation	$89
Unrealized depreciation	(77)
Net unrealized appreciation (depreciation)	$12
At October 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$12
Loss carryforwards and deferrals	(3)
Total distributable earnings (loss)	$9
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.24% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 89% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Intermediate Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Intermediate Municipal Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 9, 2024 (inception) through October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period July 9, 2024 (inception) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $247,000 which qualified as exempt-interest dividends.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1133-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024